Share capital (Schedule of detailed information about shares activity) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance, beginning of year	$ 1,571,809	$ 1,476,828
Shares issued on acquisition of Copper Mountain, net of share issuance costs	543,475
Shares issued on acquisition of Rockcliff	13,228
Flow through shares, net of share issuance costs	10,166
Balance, end of year	$ 2,206,839	$ 1,571,809
Share capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year (shares)	262,019,857	261,598,312
Balance, beginning of year	$ 1,780,774	$ 1,778,848
Shares issued on acquisition of Copper Mountain, net of share issuance costs (shares)	84,165,617	0
Shares issued on acquisition of Copper Mountain, net of share issuance costs	$ 436,499	$ 0
Shares issued on acquisition of Rockcliff (shares)	2,675,324	0
Shares issued on acquisition of Rockcliff	$ 12,503	$ 0
Flow through shares, net of share issuance costs (shares)	1,960,000
Flow through shares, net of share issuance costs	$ 10,166
Exercise of options (shares)	67,145	421,545
Exercise of options	$ 291	$ 1,926
Cancelled shares (shares)	(159,407)
Cancelled shares	$ 0
Balance, end of year (shares)	350,728,536	262,019,857
Balance, end of year	$ 2,240,233	$ 1,780,774